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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st December, 2007.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 14TH day of February, 2008.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              121

Form 13F Information Table Value Total:    3,815,732,106

                                                                                                        Item 7: Managers
Item 1                          Item 2   Item 3     Item 4     Item 5   Item 6: Investment Discretion   Voting Authority
------                         -------- --------- ----------- --------- ----------------------------- ---------------------
                                                                                             Shared
                               Title of                                             Shared   Other              Shared None
Name of Sec                     Class   Cusip No    Fair Mv    SH/PRN   Sole (a)     (b)      (c)     Sole (a)   (b)   (c)
-----------                    -------- --------- ----------- ---------  ---------  ------   ------   --------- ------ ----
Abercrombie & Fitch             Common  002896207  38,066,360   476,008   476,008                       476,008
ACE Limited                     Common  G0070K103   6,988,245   113,115   113,115                       113,115
AES Corp                        Common  00130H105  37,487,280 1,752,561 1,752,561                     1,752,561
Allstate Corporation            Common  020002101   9,536,885   182,594   182,594                       182,594
AMBAC Financial Group Inc       Common  023139108   1,612,996    62,592    62,592                        62,592
American Electric Power Co      Common  025537101  21,646,349   464,913   464,913                       464,913
American Express                Common  025816109  17,414,943   334,774   334,774                       334,774
American International Group    Common  026874107  49,980,707   857,302   857,302                       857,302
Amgen Inc                       Common  031162100  32,504,331   699,921   699,921                       699,921
Anadarko Petroleum              Common  032511107  22,800,671   347,095   347,095                       347,095
Archer Daniels Midland          Common  039483102  17,988,468   387,432   387,432                       387,432
AT&T Inc                        Common  00206R102 116,001,898 2,791,191 2,791,191                     2,791,191
Becton Dickinson                Common  075887109  19,931,490   238,472   238,472                       238,472
Berkley (W.R.) Corp             Common  084423102  15,556,289   521,848   521,848                       521,848
Blackrock Inc                   Common  09247X101   2,680,732    12,365    12,365                        12,365
Blue Nile Inc.                  Common  09578R103   7,075,518   103,960   103,960                       103,960
Boeing Company                  Common  097023105  20,366,723   232,869   232,869                       232,869
Bristol Myers Squibb            Common  110122108  21,210,325   799,786   799,786                       799,786
Cardinal Health                 Common  14149Y108  32,570,596   563,993   563,993                       563,993
CB Richard Ellis Group Inc      Common  12497T101   1,320,045    61,255    61,255                        61,255
CenterPoint Energy Inc          Common  15189T107   4,202,657   245,339   245,339                       245,339
Chevron Corp                    Common  166764100  78,185,714   837,734   837,734                       837,734
Cisco Systems                   Common  17275R102  47,165,306 1,742,346 1,742,346                     1,742,346
Citigroup Inc                   Common  172967101  38,638,204 1,312,439 1,312,439                     1,312,439
CMS Energy Corp                 Common  125896100  12,553,904   722,319   722,319                       722,319
Coca Cola Company               Common  191216100  87,490,852 1,425,629 1,425,629                     1,425,629
Comcast Corp New                Common  20030N101  20,999,895 1,150,049 1,150,049                     1,150,049
Commerce Bancorp Inc/ NJ        Common  200519106   4,572,757   119,894   119,894                       119,894
ConocoPhillips                  Common  20825C104  63,978,560   724,559   724,559                       724,559
Cooper Industries Inc           Common  G24182100  17,359,076   328,273   328,273                       328,273
Covidien Ltd                    Common  G2552X108   5,771,164   130,304   130,304                       130,304
CVS Caremark                    Common  126650100  60,191,438 1,514,250 1,514,250                     1,514,250
Dow Chemical                    Common  260543103  44,913,216 1,139,351 1,139,351                     1,139,351
Eli Lilly and Co                Common  532457108  13,127,213   245,874   245,874                       245,874
Emerson Electric                Common  291011104  38,609,144   681,418   681,418                       681,418
Exxon Mobil                     Common  30231G102 212,813,837 2,271,468 2,271,468                     2,271,468
Fannie Mae                      Common  313586109  10,452,091   261,433   261,433                       261,433
Fortress Investment Group LLC   Common  34958B106     253,938    16,299    16,299                        16,299
Freddie Mac                     Common  313400301   5,891,827   172,933   172,933                       172,933
Freeport McMoran Copper         Common  35671D857  26,197,698   255,737   255,737                       255,737
Garmin                          Common  G37260109   9,868,198   101,734   101,734                       101,734
General Electric Company        Common  369604103 212,659,543 5,736,702 5,736,702                     5,736,702
Genworth Financial CL A         Common  37247D106  14,000,300   550,110   550,110                       550,110
Goldman Sachs Group             Common  38141G104  23,303,893   108,365   108,365                       108,365
Google Inc                      Common  38259P508  56,475,246    81,673    81,673                        81,673
Grey Wolf Inc                   Common  397888108   5,482,934 1,028,693 1,028,693                     1,028,693
Guess? Inc                      Common  401617105   5,020,501   132,502   132,502                       132,502
Hartford Financial Services     Common  416515104   8,413,661    96,498    96,498                        96,498
Health Net Inc                  Common  42222G108  14,872,971   307,929   307,929                       307,929
Hess Corp                       Common  42809H107  21,459,982   212,770   212,770                       212,770
Hewlett Packard Company         Common  428236103  32,402,254   641,883   641,883                       641,883
HOST HOTELS AND RESORTS         Common  44107P104   3,789,986   222,417   222,417                       222,417
IBM                             Common  459200101 126,275,502 1,168,136 1,168,136                     1,168,136
Ingram Micro Inc                Common  457153104  36,740,950 2,036,638 2,036,638                     2,036,638
Intel Corporation               Common  458140100  37,955,789 1,423,698 1,423,698                     1,423,698
Intercontinetal Exchange Inc.   Common  45865V100   5,915,910    30,732    30,732                        30,732
Interface Inc.                  Common  458665106   1,054,925    64,640    64,640                        64,640
International Rectifier         Common  460254105  34,270,499 1,008,846 1,008,846                     1,008,846
Inverness Medical Innovation    Common  46126P106  12,835,220   228,466   228,466                       228,466
J P Morgan Chase and Co         Common  46625H100  65,607,172 1,503,028 1,503,028                     1,503,028
Johnson and Johnson             Common  478160104  75,783,139 1,136,179 1,136,179                     1,136,179

                                                                                                           Item 7: Managers
Item 1                          Item 2   Item 3      Item 4       Item 5   Item 6: Investment Discretion   Voting Authority
------                         -------- --------- ------------- ---------- ----------------------------- ---------------------
                                                                                                Shared
                               Title of                                                Shared   Other              Shared None
Name of Sec                     Class   Cusip No     Fair Mv      SH/PRN   Sole (a)     (b)      (c)     Sole (a)   (b)   (c)
-----------                    -------- --------- ------------- ----------  ---------  ------   ------   --------- ------ ----
Johnson Controls                Common  478366107    16,152,515    448,183   448,183                       448,183
KBR Inc                         Common  48242W106     7,154,487    184,394   184,394                       184,394
Las Vegas Sands Corp            Common  517834107     2,604,898     25,278    25,278                        25,278
Lazard Ltd.                     Common  G54050102     1,786,462     43,915    43,915                        43,915
Lehman Brothers                 Common  524908100     9,147,007    139,777   139,777                       139,777
Life Time Fitness               Common  53217R207    22,898,009    460,910   460,910                       460,910
Manpower Inc                    Common  56418H100     5,614,266     98,669    98,669                        98,669
Marathon Oil Corporation        Common  565849106    53,468,249    878,545   878,545                       878,545
Medtronic                       Common  585055106    62,537,036  1,244,023 1,244,023                     1,244,023
MEMC Electronic Materials       Common  552715104     4,920,132     55,601    55,601                        55,601
Merck and Company               Common  589331107    74,017,031  1,273,740 1,273,740                     1,273,740
MetLife                         Common  59156R108    12,323,322    199,989   199,989                       199,989
MF Global Ltd                   Common  G60642108    15,577,209    494,986   494,986                       494,986
Mgm Mirage                      Common  552953101     8,294,034     98,715    98,715                        98,715
Microsoft Corporation           Common  594918104   202,408,606  5,685,635 5,685,635                     5,685,635
Millennium Pharmaceuticals      Common  599902103     9,562,992    638,384   638,384                       638,384
Morgans Hotel Group             Common  61748W108     5,623,398    291,670   291,670                       291,670
Mylan Inc                       Common  628530107    10,078,419    716,815   716,815                       716,815
Nanosphere Inc.                 Common  63009F105     7,502,431    536,271   536,271                       536,271
Netflix Inc                     Common  64110L106     6,979,232    262,180   262,180                       262,180
News Corp CL A When Iss         Common  65248E104    27,137,612  1,324,432 1,324,432                     1,324,432
Northern Trust                  Common  665859104    28,142,461    367,491   367,491                       367,491
Omnicare Inc                    Common  681904108    13,299,781    583,068   583,068                       583,068
Omnicom Group Inc               Common  681919106     3,805,965     80,075    80,075                        80,075
Openwave Systems                Common  683718308        81,864     31,486    31,486                        31,486
Oracle Corporation              Common  68389X105   109,051,058  4,829,542 4,829,542                     4,829,542
Orthofix International NV       Common  N6748L102    12,379,262    213,546   213,546                       213,546
Patterson-Uti Energy            Common  703481101    12,098,535    619,802   619,802                       619,802
Penske Auto Group INC           Common  70959W103     5,305,029    303,839   303,839                       303,839
PepsiCo                         Common  713448108    56,248,276    741,084   741,084                       741,084
PerkinElmer Inc                 Common  714046109     9,011,168    346,317   346,317                       346,317
Pfizer Inc                      Common  717081103    58,918,615  2,592,108 2,592,108                     2,592,108
PNC Financial Services          Common  693475105    41,949,956    638,994   638,994                       638,994
Polycom Inc                     Common  73172K104    96,431,381  3,471,252 3,471,252                     3,471,252
Pride International             Common  74153Q102    12,911,968    380,884   380,884                       380,884
Procter and Gamble              Common  742718109   129,318,611  1,761,354 1,761,354                     1,761,354
Progressive Corporation         Common  743315103     4,426,803    231,044   231,044                       231,044
QLogic Corp                     Common  747277101    26,737,592  1,882,929 1,882,929                     1,882,929
Qualcomm Inc                    Common  747525103    16,297,353    414,164   414,164                       414,164
Schering Plough                 Common  806605101    38,029,905  1,427,549 1,427,549                     1,427,549
Sherwin Williams Co             Common  824348106    14,058,333    242,218   242,218                       242,218
SLM Corporation                 Common  78442P106     2,668,087    132,477   132,477                       132,477
Starbucks Corp                  Common  855244109    14,281,489    697,679   697,679                       697,679
TCF Financial                   Common  872275102       646,574     36,061    36,061                        36,061
Tesoro Corp                     Common  881609101    12,260,331    257,030   257,030                       257,030
Thermo Fisher Scientific        Common  883556102     5,768,981    100,017   100,017                       100,017
Time Warner Inc                 Common  887317105    79,426,605  4,810,818 4,810,818                     4,810,818
Under Armour                    Common  904311107     4,652,907    106,547   106,547                       106,547
Union Pacific                   Common  907818108    44,515,959    354,370   354,370                       354,370
UnitedHealth Group              Common  91324P102    67,125,901  1,153,366 1,153,366                     1,153,366
US Bancorp                      Common  902973304    15,336,863    483,203   483,203                       483,203
Utd Therapeut                   Common  91307C102     8,018,334     82,113    82,113                        82,113
Valero Energy Corp              Common  91913Y100    27,292,932    389,732   389,732                       389,732
Verizon                         Common  92343V104    72,591,459  1,661,512 1,661,512                     1,661,512
VistaPrint Ltd                  Common  G93762204     9,156,102    213,678   213,678                       213,678
Wells Fargo and Company         Common  949746101    28,402,661    940,797   940,797                       940,797
Whole Foods Market Inc.         Common  966837106     6,903,931    169,214   169,214                       169,214
WW Grainger Inc                 Common  384802104    12,271,617    140,215   140,215                       140,215
Wyeth                           Common  983024100    57,215,179  1,294,754 1,294,754                     1,294,754
XL Capital Ltd                  Common  G98255105     2,607,014     51,819    51,819                        51,819
                                                  3,815,732,106 93,459,593
                                                  ------------- ----------                                           -     -